Advanced Series Trust
655 Broad Street, 17th Floor
Newark, New Jersey 07102
September 15, 2016
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:	497(j) Filing for Advanced Series Trust
Registration numbers 33-24962 and 811-05186
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 146 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on August 15, 2016.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-367-6469.
Very truly yours,
/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary